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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01424

AIM Equity Funds (Invesco Equity Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	07/31/14

Item 1. Schedule of Investments.

Invesco Charter Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	CHT-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–83.72%

Air Freight & Logistics–0.72%

FedEx Corp.	301,242	$44,246,425

Apparel, Accessories & Luxury Goods–0.95%

Prada S.p.A. (Italy)	8,288,200	58,538,815

Asset Management & Custody Banks–1.96%

Northern Trust Corp.	1,799,955	120,398,990

Auto Parts & Equipment–1.12%

Johnson Controls, Inc.	1,458,521	68,900,532

Biotechnology–2.70%

Celgene Corp. (b)	1,104,424	96,250,552
Gilead Sciences, Inc. (b)	763,771	69,923,235
		166,173,787

Brewers–1.24%

Molson Coors Brewing Co. -Class B	1,128,136	76,183,024

Casinos & Gaming–1.08%

Las Vegas Sands Corp.	897,873	66,307,921

Communications Equipment–3.65%

Cisco Systems, Inc.	2,706,213	68,277,754
F5 Networks, Inc. (b)	569,348	64,102,891
QUALCOMM, Inc.	1,250,878	92,189,709
		224,570,354

Construction Machinery & Heavy Trucks–0.75%

Caterpillar Inc.	460,127	46,357,795

Consumer Finance–2.49%

American Express Co.	1,735,996	152,767,648

Department Stores–1.53%

Macy’s, Inc.	1,631,475	94,282,940

Diversified Banks–1.32%

U.S. Bancorp	1,934,146	81,292,156

Diversified Chemicals–0.87%

Dow Chemical Co. (The)	1,050,000	53,623,500

Electric Utilities–0.98%

Duke Energy Corp.	830,268	59,887,231

Electrical Components & Equipment–0.95%

Eaton Corp. PLC	857,908	58,269,111

Electronic Manufacturing Services–2.02%

TE Connectivity Ltd. (Switzerland)	2,008,243	124,290,159

	Shares	Value

Fertilizers & Agricultural Chemicals–1.06%

Mosaic Co. (The)	1,409,900	$65,010,489

Food Retail–0.61%

Kroger Co. (The)	768,480	37,640,150

Health Care Equipment–0.69%

Covidien PLC	490,132	42,401,319

Health Care Facilities–1.81%

HCA Holdings, Inc. (b)	1,699,596	111,000,615

Health Care Services–1.63%

Express Scripts Holding Co. (b)	1,437,916	100,150,849

Heavy Electrical Equipment–0.95%

ABB Ltd. (Switzerland)	2,545,819	58,571,924

Home Improvement Retail–1.05%

Lowe’s Cos., Inc.	1,347,330	64,469,740

Industrial Conglomerates–1.03%

General Electric Co.	2,512,801	63,196,945

Industrial Gases–1.06%

Praxair, Inc.	505,938	64,830,895

Industrial Machinery–4.29%

Illinois Tool Works Inc.	766,720	63,154,726
Parker Hannifin Corp.	665,657	76,517,272
Sandvik AB (Sweden)	5,552,429	69,746,584
SKF AB -Class B (Sweden)	2,306,951	54,345,748
		263,764,330

Insurance Brokers–1.57%

Marsh & McLennan Cos., Inc.	1,897,084	96,314,955

Integrated Oil & Gas–1.32%

Chevron Corp.	404,404	52,265,173
Occidental Petroleum Corp.	293,103	28,639,094
		80,904,267

Internet Software & Services–1.13%

eBay Inc. (b)	1,310,931	69,217,157

Investment Banking & Brokerage–1.10%

Charles Schwab Corp. (The)	2,436,933	67,624,891

IT Consulting & Other Services–1.10%

International Business Machines Corp.	353,709	67,795,404

Life Sciences Tools & Services–3.05%

Agilent Technologies, Inc.	1,339,708	75,144,222
Thermo Fisher Scientific, Inc.	738,926	89,779,509
Waters Corp. (b)	216,811	22,426,930
		187,350,661

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

	Shares	Value

Movies & Entertainment–0.70%

Twenty-First Century Fox, Inc. -Class A	1,363,749	$43,203,568

Multi-Sector Holdings–2.21%

Berkshire Hathaway Inc. -Class A (b)	722	135,825,528

Oil & Gas Equipment & Services–5.31%

Cameron International Corp. (b)	1,517,493	107,605,429
Halliburton Co.	1,215,697	83,870,936
Schlumberger Ltd.	478,944	51,912,740
Weatherford International PLC (b)	3,715,054	83,105,758
		326,494,863

Oil & Gas Exploration & Production–4.75%

Anadarko Petroleum Corp.	561,893	60,038,267
EOG Resources, Inc.	722,000	79,015,680
Noble Energy, Inc.	875,896	58,238,325
Pioneer Natural Resources Co.	426,886	94,538,174
		291,830,446

Packaged Foods & Meats–1.11%

Danone (France)	942,380	68,054,714

Paper Products–0.85%

International Paper Co.	1,100,000	52,250,000

Pharmaceuticals–8.73%

Allergan, Inc.	325,399	53,970,678
Bayer AG (Germany)	460,568	60,999,463
Merck & Co., Inc.	1,563,405	88,707,600
Pfizer Inc.	930,267	26,698,663
Roche Holding AG (Switzerland)	324,648	94,312,639
Sanofi -ADR (France)	2,643,319	138,166,284
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	1,376,823	73,660,030
		536,515,357

Property & Casualty Insurance–1.70%

Progressive Corp. (The)	4,459,658	104,534,384

Railroads–1.96%

Norfolk Southern Corp.	516,880	52,546,021
Union Pacific Corp.	693,410	68,169,137
		120,715,158

Restaurants–0.87%

Yum! Brands, Inc.	770,764	53,491,022

Semiconductor Equipment–1.50%

Applied Materials, Inc.	2,185,610	45,810,386
KLA-Tencor Corp.	648,915	46,390,933
		92,201,319

Semiconductors–3.31%

Analog Devices, Inc.	2,237,690	111,056,555
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,007,019	92,340,244
		203,396,799

	Shares	Value

Systems Software–1.37%

Microsoft Corp.	1,955,361	$84,393,381

Technology Hardware, Storage & Peripherals–1.56%

EMC Corp.	3,266,776	95,716,537

Trading Companies & Distributors–0.01%

Veritiv Corp. (b)	21,030	839,529
Total Common Stocks & Other Equity Interests (Cost $3,422,997,538)		5,145,797,584

Money Market Funds–16.19%

Liquid Assets Portfolio –Institutional Class (c)	497,445,551	497,445,551
Premier Portfolio –Institutional Class (c)	497,445,551	497,445,551
Total Money Market Funds (Cost $994,891,102)		994,891,102
TOTAL INVESTMENTS–99.91% (Cost $4,417,888,640)		6,140,688,686
OTHER ASSETS LESS LIABILITIES–0.09%		5,555,993
NET ASSETS–100.00%		$6,146,244,679

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Charter Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco Charter Fund

E. Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,644,778,018	$495,910,668	$—	$6,140,688,686

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $820,768,430 and $1,541,027,112, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,752,068,271
Aggregate unrealized (depreciation) of investment securities	(35,068,675)
Net unrealized appreciation of investment securities	$1,716,999,596
Cost of investments for tax purposes is $4,423,689,090.

Invesco Charter Fund

Invesco Diversified Dividend Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	DDI-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.74%

Aerospace & Defense–3.65%

General Dynamics Corp.	1,626,193	$189,890,557
Raytheon Co.	1,888,867	171,452,457
		361,343,014

Air Freight & Logistics–1.14%

United Parcel Service, Inc. -Class B	1,163,368	112,951,399

Apparel Retail–0.91%

Guess?, Inc.	1,350,091	35,115,867
TJX Cos., Inc. (The)	1,022,605	54,494,620
		89,610,487

Apparel, Accessories & Luxury Goods–1.50%

Coach, Inc.	2,614,106	90,343,503
Columbia Sportswear Co.	771,530	57,679,583
		148,023,086

Asset Management & Custody Banks–2.36%

Federated Investors, Inc. -Class B	3,908,112	110,286,921
Legg Mason, Inc.	2,601,209	123,427,367
		233,714,288

Auto Parts & Equipment–1.00%

Johnson Controls, Inc.	2,099,973	99,202,725

Brewers–2.60%

Heineken N.V. (Netherlands)	3,663,026	257,167,221

Building Products–1.06%

Masco Corp.	5,019,969	104,415,355

Data Processing & Outsourced Services–1.07%

Automatic Data Processing, Inc.	1,303,458	105,984,170

Distillers & Vintners–0.15%

Treasury Wine Estates Ltd. (Australia)	3,160,506	14,802,773

Drug Retail–2.00%

Walgreen Co.	2,883,846	198,322,089

Electric Utilities–8.17%

American Electric Power Co., Inc.	2,283,990	118,744,640
Duke Energy Corp.	2,088,313	150,630,017
Entergy Corp.	1,025,582	74,693,137
Exelon Corp.	5,262,754	163,566,394
Pepco Holdings, Inc.	6,051,713	162,488,494
PPL Corp.	4,220,009	139,218,097
		809,340,779

Food Distributors–1.76%

Sysco Corp.	4,892,175	174,601,726

	Shares	Value

Gas Utilities–0.97%

AGL Resources Inc.	1,865,411	$96,329,824

General Merchandise Stores–1.46%

Target Corp.	2,419,797	144,195,703

Health Care Equipment–2.00%

Medtronic, Inc.	1,001,581	61,837,611
Stryker Corp.	1,702,212	135,785,451
		197,623,062

Heavy Electrical Equipment–1.04%

ABB Ltd. (Switzerland)	4,485,345	103,194,802

Hotels, Resorts & Cruise Lines–2.03%

Accor S.A. (France)	2,115,845	102,135,414
Marriott International Inc. -Class A	1,533,528	99,234,597
		201,370,011

Household Products–3.06%

Kimberly-Clark Corp.	1,505,721	156,399,240
Procter & Gamble Co. (The)	1,891,173	146,225,497
		302,624,737

Housewares & Specialties–1.53%

Newell Rubbermaid Inc.	4,654,311	151,172,021

Industrial Machinery–0.81%

Pentair PLC (United Kingdom)	1,252,225	80,230,056

Integrated Oil & Gas–3.14%

Royal Dutch Shell PLC -Class B (United Kingdom)	4,515,379	194,526,420
Total S.A. (France)	1,809,610	116,717,735
		311,244,155

Integrated Telecommunication Services–2.73%

AT&T Inc.	5,346,555	190,283,892
Deutsche Telekom AG (Germany)	4,960,125	80,331,888
		270,615,780

Investment Banking & Brokerage–1.47%

Charles Schwab Corp. (The)	5,259,813	145,959,811

Life & Health Insurance–2.76%

Lincoln National Corp.	2,366,074	123,958,617
Prudential Financial, Inc.	496,491	43,179,822
StanCorp Financial Group, Inc.	1,751,995	105,715,378
		272,853,817

Motorcycle Manufacturers–0.32%

Harley-Davidson, Inc.	509,841	31,518,371

Movies & Entertainment–1.11%

Time Warner Inc.	1,321,304	109,694,658

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

	Shares	Value

Multi-Utilities–2.94%

Consolidated Edison, Inc.	2,328,361	$130,597,769
Dominion Resources, Inc.	940,882	63,641,258
Sempra Energy	971,870	96,905,158
		291,144,185

Oil & Gas Drilling–1.76%

Nabors Industries Ltd.	6,427,191	174,562,508

Oil & Gas Equipment & Services–1.40%

Baker Hughes Inc. (b)	2,020,422	138,944,421

Packaged Foods & Meats–8.39%

Campbell Soup Co.	5,115,833	212,767,494
General Mills, Inc.	5,395,582	270,588,437
Kraft Foods Group, Inc.	3,267,394	175,083,308
Mead Johnson Nutrition Co.	669,296	61,200,426
Mondelez International Inc. -Class A	3,091,600	111,297,600
		830,937,265

Paper Packaging–1.12%

Avery Dennison Corp.	1,232,585	58,190,338
Sonoco Products Co.	1,339,368	52,422,863
		110,613,201

Paper Products–0.57%

International Paper Co.	1,190,338	56,541,055

Personal Products–0.76%

L’Oreal S.A. (France)	446,648	75,419,047

Pharmaceuticals–4.36%

Bristol-Myers Squibb Co.	1,308,983	66,260,719
Eli Lilly and Co.	2,843,582	173,629,117
Johnson & Johnson	1,399,653	140,091,269
Novartis AG (Switzerland)	587,828	51,308,327
		431,289,432

Property & Casualty Insurance–0.75%

Travelers Cos., Inc. (The)	832,269	74,538,012

Regional Banks–7.28%

Cullen/Frost Bankers, Inc.	619,530	48,304,754
Fifth Third Bancorp	4,228,748	86,604,759
KeyCorp	11,639,396	157,597,422
M&T Bank Corp.	815,867	99,127,840
SunTrust Banks, Inc.	3,825,032	145,542,468
Zions Bancorp.	6,383,761	183,979,992
		721,157,235

Restaurants–1.65%

Brinker International, Inc.	911,562	40,874,440
Darden Restaurants, Inc.	2,628,032	122,860,496
		163,734,936

Semiconductors–2.05%

Linear Technology Corp.	2,270,713	100,217,918
Texas Instruments Inc.	2,215,367	102,460,724
		202,678,642

	Shares	Value

Soft Drinks–1.70%

Coca-Cola Co. (The)	4,291,421	$168,609,931

Specialized REIT’s–0.44%

Weyerhaeuser Co.	1,380,008	43,221,851

Systems Software–0.56%

Microsoft Corp.	1,291,273	55,731,343

Thrifts & Mortgage Finance–1.36%

Hudson City Bancorp, Inc.	13,795,378	134,504,936

Tobacco–1.85%

Altria Group, Inc.	2,321,086	94,236,091
Philip Morris International Inc.	1,084,474	88,937,713
		183,173,804
Total Common Stocks & Other Equity Interests (Cost $6,514,004,198)		8,984,907,724

Money Market Funds–9.46%

Liquid Assets Portfolio –Institutional Class (c)	468,350,495	468,350,495
Premier Portfolio –Institutional Class (c)	468,350,494	468,350,494
Total Money Market Funds (Cost $936,700,989)		936,700,989
TOTAL INVESTMENTS–100.20% (Cost $7,450,705,187)		9,921,608,713
OTHER ASSETS LESS LIABILITIES–(0.20)%		(19,579,562)
NET ASSETS–100.00%		$9,902,029,151

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	A portion of this security is subject to call options written. See Note 1F and Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Diversified Dividend Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Call Options Written – The Fund may write covered call options, including options on futures. A covered call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Diversified Dividend Fund

During the nine months ended July 31, 2014, there were transfers from Level 1 to Level 2 of $412,918,156 and from Level 2 to Level 1 of $14,802,773, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,940,807,859	$980,800,854	$—	$9,921,608,713
Forward Foreign Currency Contracts*	—	3,400,779	—	3,400,779
Options Written*	418,983	—	—	418,983
Total Investments	$8,941,226,842	$984,201,633	$—	$9,925,428,475
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts at Period-End

Settlement Date		Contract to				Notional Value	Unrealized Appreciation
	Counterparty		Deliver		Receive
09/16/14	Citibank Capital	EUR	117,191,722	USD	158,626,613	$156,938,088	$1,688,525
09/16/14	Deutsche Bank AG	EUR	117,155,426	USD	158,601,735	156,889,481	1,712,254
Total open forward foreign currency contracts - Currency Risk							$3,400,779

Currency Abbreviations:

EUR — Euro

USD — U.S. Dollar

Open Exchange-Traded Options Written at Period-End
Description	Type of Contract	Expiration Date	Strike Price	Number of Contracts	Premiums Received	Notional Value(a)	Value	Unrealized Appreciation
Baker Hughes Inc.	Call	10/18/14	$ 82.50	4,654	$ 491,120	$ 38,395,500	$ 72,137	$418,983
Total Options Written—Equity Risk								$418,983
(a)	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the Multiplier.

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$—
Written	4,654	491,120
End of period	4,654	$491,120

Invesco Diversified Dividend Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $944,025,812 and $274,546,962, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,568,443,448
Aggregate unrealized (depreciation) of investment securities	(97,828,048)
Net unrealized appreciation of investment securities	$2,470,615,400
Cost of investments for tax purposes is $7,450,993,313.

Invesco Diversified Dividend Fund

Invesco Summit Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2014

invesco.com/us	SUM-QTR-1 7/14	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.65%

Advertising–1.01%

Interpublic Group of Cos., Inc. (The)	926,582	$18,262,931

Aerospace & Defense–1.91%

Honeywell International Inc.	199,509	18,320,911
Precision Castparts Corp.	33,514	7,668,003
Textron Inc.	233,829	8,504,361
		34,493,275

Agricultural Products–1.55%

Archer-Daniels-Midland Co.	602,579	27,959,666

Airlines–0.49%

Delta Air Lines, Inc.	235,678	8,828,498

Apparel, Accessories & Luxury Goods–0.77%

Michael Kors Holdings Ltd. (b)	171,284	13,956,220

Application Software–3.03%

Monitise PLC (United Kingdom)(b)(c)	29,724,950	22,815,679
salesforce.com, inc. (b)	396,466	21,508,281
Splunk, Inc.	220,799	10,381,969
		54,705,929

Biotechnology–9.65%

Acceleron Pharma, Inc. (b)(c)	283,027	8,383,260
Alkermes PLC (b)	438,098	18,733,070
Amgen Inc.	126,446	16,107,956
Biogen Idec Inc. (b)	77,346	25,863,729
Celgene Corp. (b)	398,123	34,696,419
Gilead Sciences, Inc. (b)	771,852	70,663,051
		174,447,485

Broadcasting–0.73%

CBS Corp. -Class B	232,333	13,203,484

Building Products–0.48%

Trex Co., Inc. (b)	310,274	8,734,213

Cable & Satellite–4.50%

Comcast Corp. -Class A	315,248	16,938,275
DISH Network Corp. -Class A (b)	567,742	35,120,520
Time Warner Cable Inc.	202,466	29,377,817
		81,436,612

Communications Equipment–2.02%

Palo Alto Networks, Inc. (b)	274,116	22,165,020
QUALCOMM, Inc.	195,630	14,417,931
		36,582,951

	Shares	Value

Construction & Engineering–3.54%

Fluor Corp.	372,054	$27,111,575
Jacobs Engineering Group, Inc. (b)	460,095	23,377,427
Quanta Services, Inc. (b)	403,733	13,521,018
		64,010,020

Construction Materials–0.98%

Vulcan Materials Co.	280,225	17,690,604

Consumer Electronics–0.52%

Harman International Industries, Inc.	86,560	9,396,088

Consumer Finance–1.12%

Capital One Financial Corp.	253,903	20,195,445

Data Processing & Outsourced Services–1.53%

Visa Inc. -Class A	131,191	27,682,613

Distributors–0.10%

Pool Corp.	33,223	1,819,291

Diversified Support Services–0.48%

Mobile Mini, Inc.	228,825	8,640,432

Drug Retail–0.61%

CVS Caremark Corp.	144,288	11,017,832

Electrical Components & Equipment–0.85%

AMETEK, Inc.	317,681	15,467,888

Fertilizers & Agricultural Chemicals–1.02%

Monsanto Co.	163,552	18,496,096

Food Retail–1.81%

Kroger Co. (The)	667,363	32,687,440

Health Care Equipment–0.38%

Covidien PLC	80,462	6,960,768

Health Care Facilities–1.41%

HCA Holdings, Inc. (b)	391,339	25,558,350

Health Care Services–0.49%

Omnicare, Inc.	140,973	8,810,812

Health Care Technology–1.18%

IMS Health Holdings, Inc. (b)	819,716	21,394,588

Home Entertainment Software–0.88%

Electronic Arts Inc. (b)	206,104	6,925,094
Nintendo Co., Ltd. (Japan)	80,400	8,946,435
		15,871,529

Home Improvement Retail–1.72%

Lowe’s Cos., Inc.	648,485	31,030,007

See accompanying notes which are an integral part of this schedule.

        Invesco Summit Fund

	Shares	Value

Homebuilding–0.73%

Lennar Corp. -Class A	207,631	$7,522,471
Taylor Morrison Home Corp. -Class A (b)	316,610	5,629,326
		13,151,797

Hotels, Resorts & Cruise Lines–2.03%

Carnival Corp.	201,433	7,295,903
Royal Caribbean Cruises Ltd.	492,774	29,393,969
		36,689,872

Household Appliances–0.88%

Whirlpool Corp.	112,074	15,986,235

Industrial Conglomerates–0.90%

Danaher Corp.	94,577	6,987,349
Roper Industries, Inc.	64,496	9,291,938
		16,279,287

Industrial Gases–0.68%

Praxair, Inc.	95,574	12,246,852

Industrial Machinery–0.74%

Flowserve Corp.	180,139	13,337,492

Insurance Brokers–1.09%

Aon PLC	233,403	19,689,877

Integrated Telecommunication Services–0.94%

Koninklijke (Royal) KPN N.V. (Netherlands)(b)	5,340,241	16,968,090

Internet Retail–3.63%

Amazon.com, Inc. (b)	99,400	31,111,206
Priceline Group Inc. (The) (b)	27,787	34,523,958
		65,635,164

Internet Software & Services–11.23%

Baidu, Inc. -ADR (China)(b)	59,255	12,802,043
Criteo S.A. -ADR (France)(b)(c)	137,594	4,094,797
Facebook Inc. -Class A (b)	905,150	65,759,148
Google Inc. -Class A (b)	78,019	45,215,911
Google Inc. -Class C (b)	78,014	44,592,802
Q2 Holdings Inc. (b)(c)	263,628	3,471,981
Rocket Fuel Inc. (b)(c)	86,757	2,291,252
Yelp Inc. (b)(c)	369,418	24,810,113
		203,038,047

Investment Banking & Brokerage–0.58%

Charles Schwab Corp. (The)	379,260	10,524,465

IT Consulting & Other Services–0.41%

Cognizant Technology Solutions Corp. -Class A (b)	150,600	7,386,930

	Shares	Value

Leisure Products–0.47%

Brunswick Corp.	209,690	$8,456,798

Life Sciences Tools & Services–1.04%

Thermo Fisher Scientific, Inc.	154,811	18,809,536

Oil & Gas Equipment & Services–2.26%

Halliburton Co.	592,771	40,895,271

Oil & Gas Exploration & Production–2.10%

Devon Energy Corp.	249,477	18,835,514
Pioneer Natural Resources Co.	86,718	19,204,568
		38,040,082

Packaged Foods & Meats–1.48%

Mondelez International Inc. -Class A	742,349	26,724,564

Personal Products–0.95%

Estee Lauder Cos. Inc. (The) -Class A	233,312	17,139,099

Pharmaceuticals–3.54%

AbbVie Inc.	298,739	15,635,999
Allergan, Inc.	55,306	9,173,053
Bristol-Myers Squibb Co.	254,262	12,870,743
Johnson & Johnson	145,974	14,610,538
Mylan Inc. (b)	236,076	11,655,072
		63,945,405

Publishing–0.93%

Tribune Media Co. -Class A (b)	190,825	15,743,063
Tribune Publishing Co. (b)	47,706	1,003,262
		16,746,325

Regional Banks–1.69%

Fifth Third Bancorp	878,102	17,983,529
First Republic Bank	269,305	12,581,930
		30,565,459

Restaurants–0.39%

Papa John’s International, Inc.	171,194	7,137,078

Semiconductors–5.29%

Atmel Corp. (b)	2,025,757	16,611,208
Avago Technologies Ltd. (Singapore)	244,070	16,933,577
Micron Technology, Inc. (b)	256,864	7,847,195
NXP Semiconductors N.V. (Netherlands)(b)	524,582	32,707,688
Skyworks Solutions, Inc.	288,007	14,619,235
Synaptics Inc. (b)	96,745	6,987,891
		95,706,794

Soft Drinks–0.84%

Monster Beverage Corp. (b)	238,692	15,266,740

Systems Software–2.25%

ServiceNow, Inc. (b)	388,682	22,854,502

See accompanying notes which are an integral part of this schedule.

        Invesco Summit Fund

	Shares	Value

Systems Software–(continued)

VMware, Inc. -Class A (b)	179,795	$17,864,431
		40,718,933

Technology Hardware, Storage & Peripherals–4.51%

Apple Inc.	853,403	81,559,725

Trucking–0.95%

Old Dominion Freight Line, Inc. (b)	271,247	17,218,760

Wireless Telecommunication Services–2.36%

SBA Communications Corp. -Class A (b)	122,537	13,102,881
Sprint Corp. (b)	4,023,610	29,573,534
		42,676,415
Total Common Stocks & Other Equity Interests (Cost $1,309,302,182)		1,801,882,159

Money Market Funds–0.30%

Liquid Assets Portfolio –Institutional Class (d)	2,664,495	2,664,495
Premier Portfolio –Institutional Class (d)	2,664,494	2,664,494
Total Money Market Funds (Cost $5,328,989)		5,328,989
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.95% (Cost $1,314,631,170)		1,807,211,148

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.34%

Liquid Assets Portfolio - Institutional Class (Cost $42,293,637)(d)(e)	42,293,637	42,293,637
TOTAL INVESTMENTS–102.29% (Cost $1,356,924,808)		1,849,504,785
OTHER ASSETS LESS LIABILITIES–(2.29)%		(41,319,105)
NET ASSETS–100.00%		$1,808,185,680

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2014.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$38,854,156	$(38,854,156)	$ —

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Summit Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax

Invesco Summit Fund

E.	Foreign Currency Translations – (continued)

withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,800,774,581	$48,730,024	$—	$1,849,504,785

Invesco Summit Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2014 was $778,861,701 and $918,031,280, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$533,619,634
Aggregate unrealized (depreciation) of investment securities	(41,507,307)
Net unrealized appreciation of investment securities	$492,112,327
Cost of investments for tax purposes is $1,357,392,458.

Invesco Summit Fund

Item 2. Controls and Procedures.

(a)	As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.